EQUITY METHOD INVESTMENTS Balance Sheet Information (Details) - Summit Midstream Partners, LLC - Ohio Gathering - USD ($) $ in Thousands	Nov. 30, 2015	Nov. 30, 2014
Schedule of Equity Method Investments [Line Items]
Total assets	$ 1,510,075	$ 1,341,007
Total liabilities	59,313	95,391
Members' equity	$ 1,450,762	$ 1,245,616